Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	$ 2,616	$ 2,219
General and administrative	6,328	9,112
Total operating expenses	8,944	11,331
Loss from operations	(8,944)	(11,331)
Other expense:
Interest expense	(1,349)	(852)
Other income (expense), net	(1)	324
Reorganization items, net		(145)
Net loss	(10,294)	(12,004)
Other comprehensive income
Comprehensive loss	$ (10,294)	$ (12,004)
Basic and diluted net loss per common share	$ (0.09)	$ (0.13)
Weighted average common shares outstanding used to calculate basic and diluted net loss per common share	111,806,251	94,756,375